Redeemable Convertible Preferred Stock - Additional Information (Detail) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended			0 Months Ended
	Jul. 10, 2014	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 30, 2014
Class of Stock [Line Items]
Proceeds from issuance of redeemable convertible preferred stock				$ 8,494,000	$ 23,784,000
Payment of issuance costs			3,018,000
Reverse stock split conversion description		The Company effected a 1-for-2.64 reverse stock split of its issued and outstanding shares of common stock and a proportional adjustment to the existing conversion ratios for each series of Redeemable Convertible Preferred Stock.	The Company effected a 1-for-2.64 reverse stock split of its issued and outstanding shares of common stock and a proportional adjustment to the existing conversion ratios for each series of Redeemable Preferred Stock.
Reverse stock split ratio	0.378
Reverse stock split, effective date		Jul. 10, 2014	Jul. 10, 2014
Dividends declared			0
Redemption description			At the written election of at least 60% of the holders of the Redeemable Preferred Stock, voting together as a single class on an as-converted basis, the shares of such Redeemable Preferred Stock outstanding were redeemable, at any time on or after May 31, 2018, in three equal annual installments commencing sixty days after receipt of the required vote, in an amount equal to the Original Issue Price per share of Redeemable Preferred Stock plus all declared but unpaid dividends thereon.
Preferred stock redemption date			May 31, 2018
Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued			5,750,000		41,666
Number of common shares issued on conversion of redeemable convertible preferred stock			12,440,205
IPO [Member]
Class of Stock [Line Items]
Reverse stock split conversion description			Each share of Redeemable Preferred Stock was convertible into common stock at the option of the stockholder at any time after the date of issuance and were automatically converted into shares of common stock upon the closing of the Company's IPO in July 2014 on a 2.64-for-1 basis.
IPO [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued						5,000,000
Redeemable convertible preferred stock issuance price per share						$ 13.00
Number of common shares issued on conversion of redeemable convertible preferred stock						12,440,205
Series D Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares issued					9,670,730
Redeemable convertible preferred stock issuance price per share					$ 2.46
Proceeds from issuance of redeemable convertible preferred stock					23,790,000
Payment of issuance costs					6,000
Series D-1 Redeemable Convertible Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares issued				2,833,334
Redeemable convertible preferred stock issuance price per share				$ 3.00
Proceeds from issuance of redeemable convertible preferred stock				8,500,000
Payment of issuance costs				$ 6,000